Subsidiary Guarantors	9 Months Ended
Sep. 30, 2014
Subsidiary Guarantors
Subsidiary Guarantors

11. Subsidiary Guarantors

On April 1, 2014, JEH and its wholly-owned subsidiary, Jones Energy Finance Corp. (the “Issuers”), sold $500.0 million in aggregate principal amount of the Issuers’ 6.75% Senior Notes due 2022 (the “2022 Notes”).

The 2022 Notes are guaranteed on a senior unsecured basis by the Company and by all of JEH’s current subsidiaries (except Jones Energy Finance Corp. and two immaterial subsidiaries) and certain future subsidiaries, including any future subsidiaries that guarantee any indebtedness under the Company’s Revolver. Each subsidiary guarantor is 100% owned by JEH, and all guarantees are full, unconditional, and joint and several with all other subsidiary guarantees and the parent guarantee. Any subsidiaries of JEH other than the subsidiary guarantors and Jones Energy Finance Corp. are minor.

The Company is a holding company and has no independent assets or operations of its own.  The Company is the sole managing member of JEH and is responsible for all operational, management and administrative decisions related to JEH’s business. In accordance with JEH’s limited liability company agreement, the Company may not be removed as the sole managing member of JEH.

The Company currently holds approximately 25.3% of the economic interest in JEH, with the remaining 74.7% economic interest held by a group of investors that owned interests in JEH prior to the Company’s IPO (the “Existing Owners”). The Existing Owners have no voting rights with respect to their economic interest in JEH.

The Company has two classes of common stock, Class A common stock, which was sold to investors in the IPO, and Class B common stock.  Pursuant to the Company’s certificate of incorporation, each share of Class A common stock is entitled to one vote per share, and the shares of Class A common stock are entitled to 100% of the economic interests in the Company. Each share of Class B common stock has no economic rights in the Company, but entitles its holder to one vote on all matters to be voted on by the Company’s stockholders generally.

In connection with a reorganization that occurred immediately prior to the IPO, each Existing Owner was issued a number of shares of Class B common stock that is equal to the number of JEH Units that such Existing Owner holds. Holders of the Company’s Class A common stock and Class B common stock generally vote together as a single class on all matters presented to the Company’s stockholders for their vote or approval. Accordingly, the Existing Owners collectively have a number of votes in the Company equal to the aggregate number of JEH Units that they hold.

The Existing Owners have the right, pursuant to the terms of an Exchange Agreement by and among the Company, JEH and each of the Existing Owners, to exchange their JEH Units (together with a corresponding number of shares of Class B common stock) for shares of Class A common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications and other similar transactions.  As a result, the Company expects that over time the Company will have an increasing economic interest in JEH as Class B common stock and JEH Units are exchanged for Class A common stock.  Moreover, any transfers of JEH Units outside of the Exchange Agreement (other than permitted transfers to affiliates) must be approved by the Company.  The Company intends to retain full voting and management control over JEH.

Jones Energy, Inc.

Condensed Consolidating Statements of Operations

Nine Months Ended September 30, 2014

	Nine Months Ended September 30, 2014
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$303,370	$—	$—	$303,370
Other revenues	—	862	748	—	—	1,610
Total operating revenues	—	862	304,118	—	—	304,980
Operating costs and expenses
Lease operating	—	—	33,635	—	—	33,635
Production taxes	—	—	14,919	—	—	14,919
Exploration	—	—	3,278	—	—	3,278
Depletion, depreciation and amortization	—	—	130,453	68	—	130,521
Accretion of discount	—	—	573	—	—	573
General and administrative (including non-cash compensation expense)	—	3,403	15,253	67	—	18,723
Total operating expenses	—	3,403	198,111	135	—	201,649
Operating income	—	(2,541)	106,007	(135)	—	103,331
Other income (expense)
Interest expense	—	(33,662)	(997)	—	—	(34,659)
Net gain (loss) on commodity derivatives	—	(9,785)	—	—	—	(9,785)
Gain (loss) on sales of assets	—	—	97	—	—	97
Other income (expense), net	—	(43,447)	(900)	—	—	(44,347)
Income (loss) before income tax	—	(45,988)	105,107	(135)	—	58,984

Equity interest in Income	14,950	—	—	—	(14,950)	—

Income tax provision (benefit)	5,395	1,155	—	—	—	6,550

Net income (loss)	$9,555	$(47,143)	$105,107	$(135)	$(14,950)	$52,434
Net income (loss) attributable to non-controlling interests	—	—	—	—	42,879	42,879
Net income (loss) attributable to controlling interests	$9,555	—	—	—	—	$9,555

Jones Energy, Inc.

Condensed Consolidating Statements of Operations

Three Months Ended September 30, 2014

	Three Months EndedSeptember 30, 2014
	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$99,707	$—	$—	$99,707
Other revenues	—	336	303	—	—	639
Total operating revenues	—	336	100,010	—	—	100,346
Operating costs and expenses
Lease operating	—	—	11,244	—	—	11,244
Production taxes	—	—	4,983	—	—	4,983
Exploration	—	—	266	—	—	266
Depletion, depreciation and amortization	—	—	47,942	23	—	47,965
Accretion of discount	—	—	206	—	—	206
General and administrative (including non-cash compensation expense)	—	1,097	5,806	22	—	6,925
Total operating expenses	—	1,097	70,447	45	—	71,589
Operating income	—	(761)	29,563	(45)	—	28,757
Other income (expense)
Interest expense	—	(11,028)	(821)	—	—	(11,849)
Net gain (loss) on commodity derivatives	—	41,163	—	—	—	41,163
Gain (loss) on sales of assets	—	—	30	—	—	30
Other income (expense), net	—	30,135	(791)	—	—	29,344
Income (loss) before income tax	—	29,374	28,772	(45)	—	58,101

Equity interest in Income	14,726	—	—	—	(14,726)	—

Income tax provision (benefit)	5,197	674	—	—	—	5,871

Net income (loss)	$9,529	$28,700	$28,772	$(45)	$(14,726)	$52,230
Net income (loss) attributable to non-controlling interests	—	—	—	—	42,701	42,701
Net income (loss) attributable to controlling interests	$9,529	—	—	—	—	$9,529

Jones Energy, Inc.

Condensed Consolidating Statements of Operations

Nine Months Ended September 30, 2013

	Nine Months Ended September 30, 2013
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$188,184	$—	$—	$188,184
Other revenues	—	—	673	—	—	673
Total operating revenues	—	—	188,857	—	—	188,857
Operating costs and expenses
Lease operating	—	—	19,308	—	—	19,308
Production taxes	—	—	9,103	—	—	9,103
Exploration	—	—	1,458	—	—	1,458
Depletion, depreciation and amortization	—	—	82,484	68	—	82,552
Accretion of discount	—	—	434	—	—	434
General and administrative (including non-cash compensation expense)	—	2,365	22,984	262	—	25,611
Total operating expenses	—	2,365	135,771	330	—	138,466
Operating income	—	(2,365)	53,086	(330)	—	50,391
Other income (expense)
Interest expense	—	(22,712)	(715)	—	—	(23,427)
Net gain (loss) on commodity derivatives	—	4,444	—	—	—	4,444
Gain (loss) on sales of assets	—	—	(30)	—	—	(30)
Other income (expense), net	—	(18,268)	(745)	—	—	(19,013)
Income (loss) before income tax	—	(20,633)	52,341	(330)	—	31,378

Equity interest in Income	(1,244)	—	—	—	1,244	—

Income tax provision (benefit)	(375)	282	—	—	—	(93)

Net income (loss)	$(869)	$(20,915)	$52,341	$(330)	$1,244	$31,471
Net income (loss) attributable to non-controlling interests	—				32,340	32,340
Net income (loss) attributable to controlling interests	$(869)	$—	$—	$—	$—	$(869)

Jones Energy, Inc.

Condensed Consolidating Statements of Operations

Three Months Ended September 30, 2013

	Three Months Ended September 30, 2013
	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$68,625	$—	$—	$68,625
Other revenues	—	—	226	—	—	226
Total operating revenues	—	—	68,851	—	—	68,851
Operating costs and expenses
Lease operating	—	—	7,761	—	—	7,761
Production taxes	—	—	3,469	—	—	3,469
Exploration	—	—	853	—	—	853
Depletion, depreciation and amortization	—	—	30,521	8	—	30,529
Accretion of discount	—	—	170	—	—	170
General and administrative (including non-cash compensation expense)	—	909	13,035	30	—	13,974
Total operating expenses	—	909	55,809	38	—	56,756
Operating income	—	(909)	13,042	(38)	—	12,095
Other income (expense)
Interest expense	—	(6,879)	(269)	—	—	(7,148)
Net gain (loss) on commodity derivatives	—	(20,728)	—	—	—	(20,728)
Gain (loss) on sales of assets	—	—	(55)	—	—	(55)
Other income (expense), net	—	(27,607)	(324)	—	—	(27,931)
Income (loss) before income tax	—	(28,516)	12,718	(38)	—	(15,836)

Equity interest in Income	(1,244)	—	—	—	1,244	—

Income tax provision (benefit)	(375)	31	—	—	—	(344)

Net income (loss)	$(869)	$(28,547)	$12,718	$(38)	$1,244	$(15,492)
Net income (loss) attributable to non-controlling interests	—	—	—	—	(14,623)	(14,623)
Net income (loss) attributable to controlling interests	$(869)	—	—	—	—	$(869)

Jones Energy, Inc.

Condensed Consolidating Balance Sheet

September 30, 2014

	September 30, 2014
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$100	$1,206	$31,414	$70	$—	$32,790
Restricted Cash	—	—	97	—	—	97
Accounts receivable, net
Oil and gas sales	—	—	62,146	—	—	62,146
Joint interest owners	—	—	36,009	—	—	36,009
Other	—	960	1,353	—	—	2,313
Commodity derivative assets	—	13,077	—	—	—	13,077
Other current assets	—	551	2,569	—	—	3,120
Intercompany receivable	1,518	1,139,561	—	—	(1,141,079)	—
Total current assets	1,618	1,155,355	133,588	70	(1,141,079)	149,552
Oil and gas properties, net, at cost under the successful efforts method	—	—	1,533,704	—	—	1,533,704
Other property, plant and equipment, net	—	—	3,044	819	—	3,863
Commodity derivative assets	—	15,125	—	—	—	15,125
Other assets	—	18,695	255	—	—	18,950
Investment in Subsidiaries	185,245	—	—	—	(185,245)	—
Total assets	$186,863	$1,189,175	$1,670,591	$889	$(1,326,324)	$1,721,194
Liabilities and Stockholders’ / Members’ Equity
Current liabilities
Trade accounts payable	$—	$625	$118,062	$—	$—	$118,687
Oil and gas sales payable	—	—	73,343	—	—	73,343
Accrued liabilities	—	17,022	26,484	—	—	43,506
Commodity derivative liabilities	—	988	—	—	—	988
Deferred tax liabilities	—	68	—	—	—	68
Asset retirement obligations	—	—	3,026	—	—	3,026
Intercompany payable	—	—	1,131,365	2,345	(1,133,710)	—
Total current liabilities	—	18,703	1,352,280	2,345	(1,133,710)	239,618
Long-term debt	—	270,000	—	—	—	270,000
Senior notes	—	500,000	—	—	—	500,000
Deferred revenue	—	13,669	—	—	—	13,669
Commodity derivative liabilities	—	1,010	—	—	—	1,010
Asset retirement obligations	—	—	9,642	—	—	9,642
Deferred tax liabilities	3,926	4,422	—	—	—	8,348
Total liabilities	3,926	807,804	1,361,922	2,345	(1,133,710)	1,042,287
Commitments and contingencies (Note 9)
Stockholders’ / members’ equity
Members’ equity	—	381,371	308,669	(1,456)	(688,584)	—
Class A common stock, $0.001 par value; 12,576,612 shares issued and 12,554,010 shares outstanding	13	—	—	—	—	13
Class B common stock, $0.001 par value; 36,813,731 shares issued and outstanding	37	—	—	—	—	37
Treasury stock, at cost: 22,602 Class A shares	(358)	—	—	—	—	(358)
Additional paid-in-capital	175,876	—	—	—	—	175,876
Retained earnings (deficit)	7,369	—	—	—	—	7,369
Stockholders’ / members’ equity	182,937	381,371	308,669	(1,456)	(688,584)	182,937
Non-controlling interest	—	—	—	—	495,970	495,970
Total stockholders’ / members’ equity	182,937	381,371	308,669	(1,456)	(192,614)	678,907
Total liabilities and stockholders’ / members’ equity	$186,863	$1,189,175	$1,670,591	$889	$(1,326,324)	$1,721,194

Jones Energy, Inc.

Condensed Consolidating Balance Sheet

September 30, 2013

	September 30, 2013
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$100	$1,160	$21,130	$665	$—	$23,055
Accounts receivable, net
Oil and gas sales	—	—	52,766	—	—	52,766
Joint interest owners	—	—	23,280	—	—	23,280
Other	—	—	818	—	—	818
Commodity derivative assets	—	14,681	—	—	—	14,681
Other current assets	—	434	1,253	—	—	1,687
Intercompany receivable	137	846,325	—	—	(846,462)	—
Total current assets	237	862,600	99,247	665	(846,462)	116,287
Oil and gas properties, net, at cost under the successful efforts method	—	—	1,080,054	—	—	1,080,054
Other property, plant and equipment, net	—	—	2,479	—	—	2,479
Commodity derivative assets	—	26,591	—	—	—	26,591
Other assets	—	14,110	1,235	—	—	15,345
Deferred tax assets	359	—	—	—	—	359
Investment in Subsidiaries	171,237	—	—	—	(171,237)	—
Total assets	$171,833	$903,301	$1,183,015	$665	$(1,017,699)	$1,241,115
Liabilities and Stockholders’ / Members’ Equity
Current liabilities
Trade accounts payable	$—	$446	$58,070	$—	$—	$58,516
Oil and gas sales payable	—	—	63,858	—	—	63,858
Accrued liabilities	—	1,685	8,207	—	—	9,892
Commodity derivative liabilities	—	10,424	—	—	—	10,424
Deferred tax liabilities	—	17	—	—	—	17
Asset retirement obligations	—	—	174	—	—	174
Intercompany payable	—	—	845,480	1,849	(847,329)	—
Total current liabilities	—	12,572	975,789	1,849	(847,329)	142,881
Long-term debt	—	438,000	—	—	—	438,000
Deferred revenue	—	14,886	—	—	—	14,886
Commodity derivative liabilities	—	511	—	—	—	511
Asset retirement obligations	—	—	10,025	—	—	10,025
Deferred tax liabilities	—	2,138	—	—	—	2,138
Total liabilities	—	468,107	985,814	1,849	(847,329)	608,441
Commitments and contingencies (Note 9)
Stockholders’ / members’ equity
Members’ equity	—	$435,194	197,201	(1,184)	(631,211)	—
Class A common stock, $0.001 par value; 12,526,580 shares issued and outstanding	13	—	—	—	—	13
Class B common stock, $0.001 par value; 36,836,333 shares issued and outstanding	37	—	—	—	—	37
Additional paid-in-capital	172,652	—	—	—	—	172,652
Retained earnings (deficit)	(869)	—	—	—	—	(869)
Stockholders’ / members’ equity	171,833	$435,194	197,201	(1,184)	(631,211)	171,833
Non-controlling interest	—	—	—	—	460,841	460,841
Total stockholders’ / members’ equity	171,833	435,194	197,201	(1,184)	(170,370)	632,674
Total liabilities and stockholders’ / members’ equity	$171,833	$903,301	$1,183,015	$665	$(1,017,699)	$1,241,115

Jones Energy, Inc.

Consolidated Statements of Cash Flows  (Unaudited)

Nine Months Ended September 30, 2014

	Nine Months Ended September 30, 2014
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities
Net income (loss)	$9,555	$(47,143)	$105,107	$(135)	$(14,950)	$52,434
Adjustments to reconcile net income to net cash provided by operating activities	(9,197)	(43,992)	237,502	135	14,950	199,398
Net cash (used in) / provided by operations	$358	(91,135)	342,609	—	—	$251,832
Cash flows from investing activities
Investment in subsidiary	—	—	—	—		—
Additions to oil and gas properties	—	—	(343,405)	—		(343,405)
Net adjustments to purchase price of properties acquired	—	—	15,709	—		15,709
Proceeds from sales of assets	—	—	99	—		99
Acquisition of other property, plant and equipment	—	—	(1,196)	—		(1,196)
Current period settlements of matured derivative contracts	—	(14,228)	—	—		(14,228)
Change in restricted cash	—	—	(52)	—		(52)
Net cash used in investing	—	(14,228)	(328,845)	—		(343,073)
Cash flows from financing activities
Proceeds from investment by JEI	—	—	—	—		—
Proceeds from issuance of long-term debt	—	80,000	—	—		80,000
Repayment under long-term debt	—	(468,000)	—	—		(468,000)
Proceeds from senior notes	—	500,000	—	—		500,000
Purchases of treasury stock	(358)	—	—	—		(358)
Payment of debt issuance costs	—	(11,431)	—	—		(11,431)
Net cash (used in) / provided by financing	$(358)	100,569	—	—		100,211
Net increase in cash	—	(4,794)	13,764	—		8,970
Cash
Beginning of period	100	6,000	17,650	70		23,820
End of period	$100	$1,206	$31,414	$70		$32,790

Jones Energy, Inc.

Consolidated Statements of Cash Flows  (Unaudited)

Nine Months Ended September 30, 2013

	Nine Months Ended September 30, 2013
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities
Net income (loss)	$(869)	$(20,915)	$52,341	$(330)	$1,244	$31,471
Adjustments to reconcile net income to net cash provided by operating activities	1,028	8,907	78,122	281	(1,244)	87,094
Net cash (used in) / provided by operations	159	(12,008)	130,463	(49)		118,565
Cash flows from investing activities
Investment in subsidiary	(172,481)	—	—	—	172,481	—
Additions to oil and gas properties	—	—	(127,478)	—		(127,478)
Net adjustments to purchase price of properties acquired	—	—	—	—		—
Proceeds from sales of assets	—	—	(15)	644		629
Acquisition of other property, plant and equipment	—	—	(440)	—		(440)
Current period settlements of matured derivative contracts	—	7,680	—	—		7,680
Change in restricted cash	—	—	—	—		—
Net cash (used in) / provided by investing	(172,481)	7,680	(127,933)	644	172,481	(119,609)
Cash flows from financing activities
Proceeds from investment by JEI	—	$172,481	—	—	(172,481)	—
Repayment under long-term debt	—	(172,000)	—	—		(172,000)
Proceeds from senior notes	—	—	—	—		—
Proceeds from sale of common stock, net of expenses of $15.1 million	172,422	—	—	—		172,422
Purchases of treasury stock	—	(49)	—	—		(49)
Payment of debt issuance costs	—	—	—	—		—
Net cash (used in) / provided by financing	172,422	432	—	—	(172,481)	373
Net increase in cash	100	(3,896)	2,530	595		(671)
Cash
Beginning of period	—	5,056	18,600	70		23,726
End of period	$100	$1,160	$21,130	$665		$23,055